Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Assets and Liabilities from Acquisitions (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2023
Disclosure of subsidiaries [line items]
Reinsurance Contract Assets	$ 54,457,819	$ 62,315,290
Net Assets Acquired	1,793,241,094
GGAL Holdings S.A., GGAL Participaciones S.A.U., And Banco GGAL S.A.
Disclosure of subsidiaries [line items]
Cash and Due from Banks	1,310,884,991
Debt Securities at Fair Value through Profit or Loss	85,941,022
Derivative Financial Instruments	7,156,180
Repurchase Transactions	1,496,333
Other Financial Assets	289,188,864
Loans and Other Financing	2,067,304,949
Other Debt Securities	1,379,504,388
Financial Assets Pledged as Collateral	162,330,005
Investments in Equity Instruments	10,108,406
Investment in Associates and Joint Ventures	108,427,963
Property, Plant and Equipment	214,331,665
Intangible Assets Core Deposits	37,027,487
Intangible Assets	18,660,007
Deferred Income Tax Assets	67,021,832
Other Non-financial Assets	103,888,529
Non-current Assets Held for Sale	14,504,969
Total Assets	5,877,777,590
Deposits	3,475,435,914
Derivative Financial Instruments	5,188,139
Repurchase Transactions	12,199,674
Other Financial Liabilities	236,486,532
Financing from the Argentine Central Bank and Other Financial Institutions	6,315,307
Subordinated Debt Securities	94,534,136
Provisions	29,118,510
Deferred Income Tax Liabilities	44,918,911
Other Non-Financial Liabilities	180,237,868
Total Liabilities	4,084,434,991
Net Assets	1,793,342,599
Non-controlling Interest	(101,505)
Net Assets Acquired	1,793,241,094
GGAL Holdings S.A.
Disclosure of subsidiaries [line items]
Net Assets Acquired	1,793,057,450
Sudamericana Seguros Galicia S.A.
Disclosure of subsidiaries [line items]
Cash and Due from Banks	5,566,223
Investments	167,389,692
Property, Plant and Equipment	5,159,816
Reinsurance Contract Assets	34,983,523
Other Assets	26,928,803
Total Assets	240,028,057
Provisions	1,223,339
Insurance Contracts Liabilities	185,364,707
Other Liabilities	18,341,451
Total Liabilities	204,929,497
Net Assets	35,098,560
Non-controlling Interest	(198,698)
Net Assets Acquired	$ 34,899,862		$ 34,899,862